UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [X]; Amendment Number:    3

         This Amendment (Check only one.): [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Waveland International, Ltd.
Address:          227 West Monroe Street, Suite 4800
                  Chicago, Illinois   60606

Form 13F File Number: 28-05459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
Title:   Director
Phone:   (312) 739-2138


Signature, Place, and Date of Signing:

/s/ David S. Richter              Chicago, Illinois        November 14, 2000
-----------------------------    ----------------------    ---------------------
[Signature]                       [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            2
                                                     ------------------

Form 13F Information Table Entry Total:                       31
                                                     ------------------

Form 13F Information Table Value Total:               $      116,208
                                                       ---------------
                                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.          Form 13F File Number         Name

          1           28-05461                     Clincher Capital Corporation
      ---------                                  -----------------------------

          2           28-05463                     David  S. Richter
      ---------                                  -----------------------------








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                         Form 13F Information Table

Column 1            Column 2       Column 3      Column 4       Column 5               Column 6       Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer      Title of       CUSIP         Value       Shrs or    Sh/    Put/    Investment      Other      Voting Authority
                    Class                      (X$1000)      Prn Amt    Prn    Call    Discretion     Managers
                                                                                                                 Sole  Shared   None
------------------------------------------------------------------------------------------------------------------------------------


ANC RENTAL CORP     COM          001813104        863        150,000    SH             DEFINED         1, 2      150,000


ACTUANT CORP        CL A         00508X104      3,780        889,500    SH             DEFINED         1, 2      889,500

HASBRO INC          COM          418056107        400         35,000    SH             DEFINED         1, 2       35,000

BOCA RESORTS INC    CL A         09688T106     16,767      1,524,250    SH             DEFINED         1, 2    1,524,250
BOGEN

COMMUNICATIONS
INTL  INC           COM          097189104      2,013        315,703    SH             DEFINED         1, 2      315,703


GARTNER GROUP INC   CL B         366651206        525         48,300    SH             DEFINED         1, 2       48,300
NEW

CIDCO INC           COM          171768104      1,935        720,000    SH             DEFINED         1, 2      720,000

COLUMBUS
MCKINNON CORP NY    COM          199333105      2,489        183,100    SH             DEFINED         1, 2      183,100

CRONOS GROUP N V    ORD          L20708100      5,272      1,061,100    SH             DEFINED         1, 2    1,061,100





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------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer      Title of       CUSIP         Value       Shrs or    Sh/    Put/    Investment      Other      Voting Authority
                    Class                      (X$1000)      Prn Amt    Prn    Call    Discretion     Managers
                                                                                                                 Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------


HEARTLAND           UT LTD        422357103      7,187       322,089    SH             DEFINED         1, 2      322,089
PARTNERS LP         PARTNER

HIGHLANDS INS
GROUP INC           COM           431032101     13,085     1,395,700    SH             DEFINED         1, 2    1,395,700

IMPERIAL CR INDS
INC                 COM           452729106      5,037     3,160,232    SH             DEFINED         1, 2    3,160,232

LAKES GAMING INC    COM           51206P109      3,071       356,000    SH             DEFINED         1, 2      356,000

LEISUREPLANET
HLDGS LTD           ORD           G54467108         83        83,333    SH             DEFINED         1, 2       83,333

MAXCO INC           COM           577723109        120        17,533    SH             DEFINED         1, 2       17,533

MAXXAM INC          COM           577913106      4,081       205,350    SH             DEFINED         1, 2      205,350

DUN & BRADSTREET
CORP DEL            COM           26483B106      1,770        51,400    SH             DEFINED         1, 2       51,400

DUN & BRADSTREET
CORP DEL - WHEN     COM           26483E100         20         1,200    SH             DEFINED         1, 2        1,200
ISSUED

F M C CORP          COM           302491303      4,694        70,000    SH             DEFINED         1, 2       70,000





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

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer      Title of       CUSIP         Value       Shrs or    Sh/    Put/    Investment      Other      Voting Authority
                    Class                      (X$1000)      Prn Amt    Prn    Call    Discretion     Managers
                                                                                                                Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
WMS INDS INC        COM          929297109         6,083     270,350    SH             DEFINED          1, 2    270,350

                    COM SH
HRPT PPTYS TR       BEN INT      40426W101         4,275     600,000    SH             DEFINED          1, 2    600,000

                    PFD CV A
INNKEEPERS USA TR   8.625        4576J0302         2,447     131,400    SH             DEFINED          1, 2    131,400

MATTEL INC          COM          577081102         7,360     640,000    SH             DEFINED          1, 2    640,000

MATTEL INC          COM          577081102           575         500           CALL    DEFINED          1, 2        500

LONE STAR

STEAKHOUSE SALOON   COM          542307103           738     100,000    SH             DEFINED          1, 2    100,000

TRICON GLOBAL
RESTAURANTS         COM          895953107         4,747     155,000    SH             DEFINED          1, 2    155,000

JOHN NUVEEN CO      CL A         478035108          2,694     55,700    SH             DEFINED          1, 2     55,700


WHITEHALL           COM          965063100         1,168     147,200    SH             DEFINED          1, 2    147,200
JEWELLERS INC

NOVA CORP GA        COM          669784100           740      43,200    SH             DEFINED          1, 2     43,200

R H DONNELLEY CORP  COM          74955W307        11,270     533,500    SH             DEFINED          1, 2    533,500

TOPPS INC           COM          890786106           919     100,000    SH             DEFINED          1, 2    100,000



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